Consolidated Balance Sheets Detail - Intangible Assets (Detail) (USD $)	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 738,000,000	$ 1,200,000,000	$ 863,000,000
Cost	2,563,000,000	4,814,000,000
Accumulated Amortization	1,139,000,000	1,384,000,000
Net Book Value	1,424,000,000	3,430,000,000
Finite-lived Intangible Assets Acquired	1,100,000,000	1,200,000,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	362,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	195,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	176,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	139,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	128,000,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years 8 months 12 days	3 years 2 months 12 days
Long Lived Asset Impairment Charge, Gross	2,700,000,000
Asset Impairment Charges	0
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Cost	387,000,000	432,000,000
Accumulated Amortization	284,000,000	257,000,000
Net Book Value	103,000,000	175,000,000
Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Cost	2,176,000,000	4,382,000,000
Accumulated Amortization	855,000,000	1,127,000,000
Net Book Value	1,321,000,000	3,255,000,000
Property, Plant and Equipment
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	852,000,000
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 1,900,000,000